UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Operations LLC
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     November 06, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11378                      Allen Investment Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $9,393 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108     1000    63920 SH       DEFINED                 63920        0        0
AMERICAN EXPRESS CO            COM              025816109      732    21600 SH       DEFINED                 21600        0        0
ARGAN INC                      COM              04010E109     1075    80000 SH       DEFINED                 80000        0        0
CENTENE CORP DEL               COM              15135B101     1522    80380 SH       DEFINED                 80380        0        0
COCA COLA CO                   COM              191216100      694    12927 SH       DEFINED                 12927        0        0
CONVERA CORP                   CL A             211919105       47   196667 SH       DEFINED                196667        0        0
FASTENAL CO                    COM              311900104      310     8000 SH       DEFINED                  8000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      217    10754 SH       DEFINED                 10754        0        0
KNOT INC                       COM              499184109      328    30001 SH       DEFINED                 30001        0        0
MCDONALDS CORP                 COM              580135101      263     4600 SH       DEFINED                  4600        0        0
MICROSOFT CORP                 COM              594918104      309    12000 SH       DEFINED                 12000        0        0
NIKE INC                       CL B             654106103     1553    24000 SH       DEFINED                 24000        0        0
PAYCHEX INC                    COM              704326107      299    10300 SH       DEFINED                 10300        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      453    14779 SH       DEFINED                 14779        0        0
PROCTER & GAMBLE CO            COM              742718109      591    10200 SH       DEFINED                 10200        0        0